American Century Investments®
Quarterly Portfolio Holdings
Avantis® Inflation Focused Equity ETF (AVIE)
May 31, 2025

Avantis Inflation Focused Equity ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.3%
ATI, Inc.(1)	172	13,698
Beverages — 6.7%
Boston Beer Co., Inc., Class A(1)	8	1,839
Brown-Forman Corp., Class A	36	1,196
Brown-Forman Corp., Class B	184	6,135
Celsius Holdings, Inc.(1)	120	4,546
Coca-Cola Co.	1,917	138,216
Coca-Cola Consolidated, Inc.	50	5,732
Constellation Brands, Inc., Class A	82	14,620
Keurig Dr. Pepper, Inc.	475	15,993
MGP Ingredients, Inc.	17	500
Molson Coors Beverage Co., Class B	192	10,289
Monster Beverage Corp.(1)	302	19,313
National Beverage Corp.	28	1,266
PepsiCo, Inc.	746	98,062
Primo Brands Corp., Class A	53	1,753
Vita Coco Co., Inc.(1)	44	1,566
		321,026
Biotechnology — 9.6%
AbbVie, Inc.	610	113,527
ACADIA Pharmaceuticals, Inc.(1)	79	1,704
ADMA Biologics, Inc.(1)	74	1,468
Alkermes PLC(1)	113	3,459
Alnylam Pharmaceuticals, Inc.(1)	62	18,883
Amgen, Inc.	224	64,552
Arcellx, Inc.(1)	35	2,172
Avidity Biosciences, Inc.(1)	73	2,262
Biogen, Inc.(1)	78	10,124
BioMarin Pharmaceutical, Inc.(1)	100	5,807
Blueprint Medicines Corp.(1)	23	2,331
Bridgebio Pharma, Inc.(1)	92	3,151
CRISPR Therapeutics AG(1)(2)	54	1,960
Cytokinetics, Inc.(1)	76	2,357
Denali Therapeutics, Inc.(1)	8	106
Exact Sciences Corp.(1)	99	5,572
Exelixis, Inc.(1)	261	11,233
Gilead Sciences, Inc.	612	67,369
Halozyme Therapeutics, Inc.(1)	116	6,504
Incyte Corp.(1)	108	7,026
Insmed, Inc.(1)	76	5,299
Intellia Therapeutics, Inc.(1)	40	275
Ionis Pharmaceuticals, Inc.(1)	87	2,915
Krystal Biotech, Inc.(1)	4	504
Madrigal Pharmaceuticals, Inc.(1)	8	2,202
Moderna, Inc.(1)	172	4,568
Natera, Inc.(1)	72	11,357
Neurocrine Biosciences, Inc.(1)	54	6,643
Regeneron Pharmaceuticals, Inc.	44	21,572
Revolution Medicines, Inc.(1)	98	3,861

Roivant Sciences Ltd.(1)	218	2,396
Sarepta Therapeutics, Inc.(1)	51	1,918
TG Therapeutics, Inc.(1)	63	2,212
United Therapeutics Corp.(1)	32	10,203
Vaxcyte, Inc.(1)	65	2,112
Vertex Pharmaceuticals, Inc.(1)	122	53,930
Viking Therapeutics, Inc.(1)	32	858
		464,392
Chemicals — 3.0%
AdvanSix, Inc.	24	564
American Vanguard Corp.	44	217
Cabot Corp.	68	5,079
CF Industries Holdings, Inc.	229	20,773
Chemours Co.	226	2,289
Core Molding Technologies, Inc.(1)	20	333
Corteva, Inc.	531	37,595
Dow, Inc.	576	15,978
FMC Corp.	150	6,084
Hawkins, Inc.	27	3,604
Huntsman Corp.	184	2,050
Intrepid Potash, Inc.(1)	12	453
Koppers Holdings, Inc.	34	1,045
Kronos Worldwide, Inc.	40	253
LSB Industries, Inc.(1)	51	386
LyondellBasell Industries NV, Class A	280	15,817
Mativ Holdings, Inc.	57	326
Mosaic Co.	509	18,395
Olin Corp.	158	3,067
Orion SA	97	1,056
PureCycle Technologies, Inc.(1)(2)	73	694
Scotts Miracle-Gro Co.	53	3,157
Trinseo PLC	28	85
Tronox Holdings PLC, Class A	173	983
Westlake Corp.	32	2,273
		142,556
Energy Equipment and Services — 3.3%
Archrock, Inc.	245	6,100
Atlas Energy Solutions, Inc.	89	1,081
Baker Hughes Co.	892	33,049
Bristow Group, Inc.(1)	36	1,053
Cactus, Inc., Class A	94	3,854
ChampionX Corp.	270	6,499
Core Laboratories, Inc.	53	570
DMC Global, Inc.(1)	28	181
Expro Group Holdings NV(1)	126	1,048
Flowco Holdings, Inc., Class A	52	895
Halliburton Co.	644	12,616
Helix Energy Solutions Group, Inc.(1)	250	1,548
Helmerich & Payne, Inc.	128	1,952
Innovex International, Inc.(1)	52	718
KLX Energy Services Holdings, Inc.(1)(2)	20	34
Kodiak Gas Services, Inc.	88	3,107
Liberty Energy, Inc., Class A	236	2,735
Nabors Industries Ltd.(1)	12	310
Noble Corp. PLC	170	4,211

NOV, Inc.	448	5,376
NPK International, Inc.(1)	124	1,003
Oceaneering International, Inc.(1)	136	2,594
Oil States International, Inc.(1)	46	200
Patterson-UTI Energy, Inc.	498	2,749
ProFrac Holding Corp., Class A(1)(2)	36	300
ProPetro Holding Corp.(1)	157	848
RPC, Inc.	125	555
Schlumberger NV	820	27,101
Seadrill Ltd.(1)	50	1,160
Select Water Solutions, Inc., Class A	123	989
Solaris Energy Infrastructure, Inc., Class A	44	1,207
TechnipFMC PLC	692	21,556
TETRA Technologies, Inc.(1)	160	429
Tidewater, Inc.(1)	79	3,137
Transocean Ltd.(1)(2)	956	2,380
Valaris Ltd.(1)	76	2,859
Weatherford International PLC	94	4,098
		160,102
Financial Services — 7.6%
Berkshire Hathaway, Inc., Class B(1)	728	366,883
Cannae Holdings, Inc.	78	1,455
		368,338
Food Products — 1.1%
Alico, Inc.	16	516
Archer-Daniels-Midland Co.	464	22,397
Bunge Global SA	160	12,504
Darling Ingredients, Inc.(1)	149	4,643
Fresh Del Monte Produce, Inc.	60	2,119
Ingredion, Inc.	76	10,573
Limoneira Co.	21	332
		53,084
Health Care Providers and Services — 8.2%
AdaptHealth Corp.(1)	68	611
Cardinal Health, Inc.	244	37,683
Cencora, Inc.	140	40,774
Centene Corp.(1)	400	22,576
Clover Health Investments Corp.(1)	551	1,730
Elevance Health, Inc.	137	52,586
HealthEquity, Inc.(1)	121	12,174
Henry Schein, Inc.(1)	140	9,799
Humana, Inc.	104	24,245
McKesson Corp.	92	66,195
Molina Healthcare, Inc.(1)	56	17,082
Owens & Minor, Inc.(1)	77	508
Progyny, Inc.(1)	126	2,709
UnitedHealth Group, Inc.	358	108,084
		396,756
Household Products — 7.0%
Central Garden & Pet Co.(1)	12	433
Central Garden & Pet Co., Class A(1)	69	2,206
Church & Dwight Co., Inc.	188	18,482
Clorox Co.	144	18,991
Colgate-Palmolive Co.	578	53,719
Energizer Holdings, Inc.	69	1,607

Kimberly-Clark Corp.	332	47,728
Oil-Dri Corp. of America	16	803
Procter & Gamble Co.	1,108	188,238
Reynolds Consumer Products, Inc.	60	1,325
Spectrum Brands Holdings, Inc.	36	2,080
WD-40 Co.	16	3,898
		339,510
Insurance — 13.4%
Aflac, Inc.	346	35,825
Allstate Corp.	140	29,382
Ambac Financial Group, Inc.(1)	34	266
American Financial Group, Inc.	46	5,703
American International Group, Inc.	469	39,696
AMERISAFE, Inc.	12	570
Arch Capital Group Ltd.	304	28,892
Assurant, Inc.	32	6,495
Assured Guaranty Ltd.	40	3,382
Axis Capital Holdings Ltd.	72	7,474
Brighthouse Financial, Inc.(1)	68	4,067
Chubb Ltd.	178	52,901
Cincinnati Financial Corp.	106	15,987
CNA Financial Corp.	16	766
CNO Financial Group, Inc.	68	2,581
Donegal Group, Inc., Class A	28	566
Employers Holdings, Inc.	28	1,363
Enstar Group Ltd.(1)	4	1,340
Erie Indemnity Co., Class A	16	5,736
Everest Group Ltd.	32	11,110
F&G Annuities & Life, Inc.	12	383
Fidelity National Financial, Inc.	144	7,887
First American Financial Corp.	60	3,349
Genworth Financial, Inc., Class A(1)	580	4,089
Globe Life, Inc.	64	7,800
Greenlight Capital Re Ltd., Class A(1)	52	751
Hanover Insurance Group, Inc.	20	3,520
Hartford Insurance Group, Inc.	264	34,278
Horace Mann Educators Corp.	32	1,390
James River Group Holdings Ltd.	28	163
Kemper Corp.	54	3,441
Kinsale Capital Group, Inc.	20	9,440
Lemonade, Inc.(1)(2)	24	804
Lincoln National Corp.	76	2,519
Loews Corp.	132	11,786
Markel Group, Inc.(1)	9	17,475
MBIA, Inc.(1)	34	150
Mercury General Corp.	16	1,032
MetLife, Inc.	318	24,988
Old Republic International Corp.	256	9,677
Oscar Health, Inc., Class A(1)	84	1,159
Palomar Holdings, Inc.(1)	24	4,115
Primerica, Inc.	40	10,824
Principal Financial Group, Inc.	136	10,593
ProAssurance Corp.(1)	40	928
Progressive Corp.	304	86,619
Prudential Financial, Inc.	196	20,362

Reinsurance Group of America, Inc.	62	12,604
RenaissanceRe Holdings Ltd.	32	7,981
RLI Corp.	72	5,535
Safety Insurance Group, Inc.	9	739
Selective Insurance Group, Inc.	33	2,905
SiriusPoint Ltd.(1)	88	1,724
Stewart Information Services Corp.	16	965
Tiptree, Inc.	40	887
Travelers Cos., Inc.	144	39,701
Trupanion, Inc.(1)	16	755
United Fire Group, Inc.	14	398
Universal Insurance Holdings, Inc.	40	1,086
Unum Group	208	16,996
W.R. Berkley Corp.	222	16,581
White Mountains Insurance Group Ltd.	1	1,785
		644,266
Metals and Mining — 4.9%
Alcoa Corp.	166	4,444
Alpha Metallurgical Resources, Inc.(1)	17	1,905
Carpenter Technology Corp.	72	16,920
Century Aluminum Co.(1)	85	1,317
Cleveland-Cliffs, Inc.(1)	674	3,929
Coeur Mining, Inc.(1)	589	4,759
Commercial Metals Co.	144	6,709
Compass Minerals International, Inc.(1)	49	941
First Majestic Silver Corp.	168	1,037
Freeport-McMoRan, Inc.	998	38,403
Hecla Mining Co.	812	4,174
Ivanhoe Electric, Inc.(1)	112	823
Kaiser Aluminum Corp.	31	2,250
Materion Corp.	28	2,168
Metallus, Inc.(1)	57	720
MP Materials Corp.(1)(2)	75	1,634
Newmont Corp.	693	36,535
Nucor Corp.	252	27,559
Olympic Steel, Inc.	20	593
Piedmont Lithium, Inc.(1)(2)	16	99
Radius Recycling, Inc., Class A	48	1,421
Ramaco Resources, Inc., Class A	48	434
Ramaco Resources, Inc., Class B	9	70
Reliance, Inc.	70	20,497
Royal Gold, Inc.	73	13,003
Ryerson Holding Corp.	42	872
Steel Dynamics, Inc.	181	22,276
SunCoke Energy, Inc.	169	1,376
Tredegar Corp.(1)	44	369
U.S. Steel Corp.	258	13,885
Warrior Met Coal, Inc.	80	3,636
Worthington Steel, Inc.	55	1,369
		236,127
Oil, Gas and Consumable Fuels — 21.4%
Antero Midstream Corp.	284	5,334
Antero Resources Corp.(1)	256	9,587
APA Corp.	303	5,154
Ardmore Shipping Corp.	44	423

Berry Corp.	56	134
California Resources Corp.	60	2,650
Calumet, Inc.(1)	81	1,132
Centrus Energy Corp., Class A(1)	12	1,523
Cheniere Energy, Inc.	161	38,155
Chevron Corp.	890	121,663
Chord Energy Corp.	36	3,240
Civitas Resources, Inc.	76	2,080
CNX Resources Corp.(1)	164	5,294
Comstock Resources, Inc.(1)(2)	75	1,748
ConocoPhillips	821	70,072
Core Natural Resources, Inc.	53	3,673
Coterra Energy, Inc.	668	16,239
Crescent Energy Co., Class A	187	1,569
CVR Energy, Inc.	32	749
Delek U.S. Holdings, Inc.	64	1,232
Devon Energy Corp.	516	15,614
DHT Holdings, Inc.	136	1,575
Diamondback Energy, Inc.	152	20,452
Dorian LPG Ltd.	40	856
DT Midstream, Inc.	76	7,960
EOG Resources, Inc.	381	41,365
EQT Corp.	474	26,132
Evolution Petroleum Corp.	34	153
Excelerate Energy, Inc., Class A	20	563
Expand Energy Corp.	208	24,155
Exxon Mobil Corp.	2,308	236,108
Golar LNG Ltd.	97	3,993
Gran Tierra Energy, Inc.(1)(2)	38	181
Granite Ridge Resources, Inc.	69	388
Green Plains, Inc.(1)	52	216
Gulfport Energy Corp.(1)	14	2,681
Hess Corp.	197	26,041
Hess Midstream LP, Class A	36	1,332
HF Sinclair Corp.	156	5,636
HighPeak Energy, Inc.	20	198
International Seaways, Inc.	48	1,778
Kimbell Royalty Partners LP	71	930
Kinder Morgan, Inc.	1,000	28,040
Kinetik Holdings, Inc.	29	1,292
Kosmos Energy Ltd.(1)	532	883
Magnolia Oil & Gas Corp., Class A	148	3,182
Marathon Petroleum Corp.	227	36,488
Matador Resources Co.	100	4,301
Murphy Oil Corp.	128	2,679
New Fortress Energy, Inc.	238	593
NextDecade Corp.(1)	140	1,159
Nordic American Tankers Ltd.	208	551
Northern Oil & Gas, Inc.	88	2,339
Occidental Petroleum Corp.	466	19,004
ONEOK, Inc.	330	26,677
Ovintiv, Inc.	204	7,307
Par Pacific Holdings, Inc.(1)	52	1,123
PBF Energy, Inc., Class A	96	1,829
Peabody Energy Corp.	138	1,816

Permian Resources Corp.	634	7,995
Phillips 66	259	29,391
Plains GP Holdings LP, Class A(1)	206	3,626
Range Resources Corp.	248	9,434
REX American Resources Corp.(1)	16	674
Riley Exploration Permian, Inc.	11	282
Sable Offshore Corp.(1)	43	1,238
SandRidge Energy, Inc.	36	353
Scorpio Tankers, Inc.	52	2,067
SFL Corp. Ltd.	123	1,055
Sitio Royalties Corp., Class A	83	1,417
SM Energy Co.	116	2,717
Talos Energy, Inc.(1)	76	611
Targa Resources Corp.	168	26,532
Teekay Corp. Ltd.	116	980
Teekay Tankers Ltd., Class A	26	1,149
Texas Pacific Land Corp.	15	16,710
Uranium Energy Corp.(1)	360	2,135
VAALCO Energy, Inc.	106	336
Valero Energy Corp.	226	29,147
Viper Energy, Inc.	78	3,096
Vital Energy, Inc.(1)	27	402
Vitesse Energy, Inc.	25	523
Williams Cos., Inc.	693	41,933
World Kinect Corp.	44	1,205
		1,034,229
Pharmaceuticals — 9.1%
Axsome Therapeutics, Inc.(1)	12	1,262
Bristol-Myers Squibb Co.	692	33,410
Corcept Therapeutics, Inc.(1)	37	2,870
Elanco Animal Health, Inc.(1)	280	3,763
Eli Lilly & Co.	276	203,597
Jazz Pharmaceuticals PLC(1)	28	3,026
Johnson & Johnson	472	73,259
Merck & Co., Inc.	633	48,640
Organon & Co.	104	959
Perrigo Co. PLC	50	1,339
Pfizer, Inc.	1,356	31,852
Royalty Pharma PLC, Class A	132	4,340
Viatris, Inc.	552	4,852
Zoetis, Inc.	153	25,800
		438,969
Specialized REITs — 0.6%
PotlatchDeltic Corp.	116	4,564
Rayonier, Inc.	150	3,555
Weyerhaeuser Co.	698	18,085
		26,204
Tobacco — 3.3%
Altria Group, Inc.	399	24,183
Philip Morris International, Inc.	737	133,095
Turning Point Brands, Inc.	21	1,561
Universal Corp.	24	1,569
		160,408
TOTAL COMMON STOCKS (Cost $4,768,325)		4,799,665

SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,456	16,456
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,539	7,539
TOTAL SHORT-TERM INVESTMENTS (Cost $23,995)		23,995
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,792,320)		4,823,660
OTHER ASSETS AND LIABILITIES — 0.0%		2,061
TOTAL NET ASSETS — 100.0%		$4,825,721

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,337. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,677, which includes securities collateral of $138.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.